1UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-08071

Lazard Retirement Series, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant's telephone number, including area code:           (212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/2006

FORM N-Q

Item 1.	Schedule of Investments.

Lazard Retirement Series, Inc.
Portfolios of Investments
September 30, 2006 (unaudited)

Description	Shares	Value
Lazard Retirement Equity Portfolio
Common Stocks—98.3%
Alcohol & Tobacco—1.4%
Altria Group, Inc.	800	$61,240
Banking—6.5%
Bank of America Corp.	3,856	206,566
The Bank of New York Co., Inc.	2,075	73,164
		279,730
Building & Construction—0.9%
Masco Corp.	1,440	39,485
Cable & Broadcasting—1.3%
Comcast Corp., Class A (a)	1,470	54,111
Chemicals—2.8%
Cabot Corp.	665	24,738
Du Pont (E.I.) de Nemours & Co.	725	31,059
Sigma-Aldrich Corp.	300	22,701
The Dow Chemical Co.	1,070	41,709
		120,207
Commercial Services—2.0%
Automatic Data Processing, Inc.	1,850	87,579
Computer Software—7.3%
Microsoft Corp.	8,055	220,143
Oracle Corp. (a)	5,415	96,062
		316,205
Consumer Products—1.4%
Fortune Brands, Inc.	390	29,293
The Stanley Works	640	31,904
		61,197
Drugs—2.9%
Bristol-Myers Squibb Co.	1,560	38,875
Pfizer, Inc.	1,785	50,623
Sepracor, Inc. (a)	760	36,814
		126,312
Energy Integrated—6.6%
Chevron Corp.	860	55,779
ConocoPhillips	705	41,969
Exxon Mobil Corp.	2,215	148,626
Massey Energy Co.	1,790	37,483
		283,857
Energy Services—2.9%
BJ Services Co.	1,265	38,115
Halliburton Co.	800	22,760
The Williams Cos., Inc.	2,645	63,136
		124,011
Financial Services—12.1%
A.G. Edwards, Inc.	850	45,288
American Express Co.	850	47,668
Citigroup, Inc.	2,015	100,085
JPMorgan Chase & Co.	2,354	110,544

Description	Shares	Value
Legg Mason, Inc.	250	$25,215
MasterCard, Inc., Class A	790	55,577
Mellon Financial Corp.	2,115	82,696
The Bear Stearns Cos., Inc.	370	51,837
		518,910
Food & Beverages—2.2%
Kraft Foods, Inc., Class A	1,320	47,071
The Coca-Cola Co.	1,040	46,467
		93,538
Forest & Paper Products—4.0%
Ball Corp.	1,060	42,877
Kimberly-Clark Corp.	1,260	82,354
Louisiana-Pacific Corp.	1,560	29,281
Weyerhaeuser Co.	280	17,228
		171,740
Health Services—1.8%
Laboratory Corp. of America
Holdings (a)	830	54,423
WellPoint, Inc. (a)	300	23,115
		77,538
Insurance—5.5%
American International Group,
Inc.	950	62,947
Lincoln National Corp.	570	35,385
PartnerRe, Ltd.	380	25,677
The Allstate Corp.	860	53,948
The St. Paul Travelers Cos., Inc.	830	38,919
Willis Group Holdings, Ltd.	570	21,660
		238,536
Leisure & Entertainment—5.0%
Gannett Co., Inc.	510	28,983
McDonald's Corp.	1,750	68,460
News Corp., Class A	3,615	71,035
Time Warner, Inc.	2,560	46,669
		215,147
Manufacturing—9.8%
General Electric Co.	3,945	139,258
Honeywell International, Inc.	1,405	57,465
Ingersoll-Rand Co., Ltd., Class A	1,120	42,538
Pitney Bowes, Inc.	1,450	64,337
Tyco International, Ltd.	1,765	49,402
United Technologies Corp.	1,110	70,318
		423,318
Medical Products—4.6%
Invitrogen Corp. (a)	300	19,023
Johnson & Johnson	2,415	156,830
Zimmer Holdings, Inc. (a)	330	22,275
		198,128
Printing & Publishing—1.0%
R.H. Donnelley Corp. (a)	822	43,484

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2006 (unaudited)

Description	Shares	Value
Lazard Retirement Equity Portfolio (concluded)
Retail—3.3%
Dollar Tree Stores, Inc. (a)	1,655	$51,239
Liz Claiborne, Inc.	1,075	42,473
The Kroger Co.	2,100	48,594
		142,306
Semiconductors & Components—
1.9%
Flextronics International, Ltd. (a)	2,030	25,659
Intel Corp.	1,880	38,672
Solectron Corp. (a)	5,820	18,973
		83,304
Technology—2.5%
Accenture, Ltd., Class A	700	22,197
International Business Machines
Corp.	1,060	86,856
		109,053
Technology Hardware—6.0%
Avaya, Inc. (a)	4,350	49,764
Cisco Systems, Inc. (a)	4,110	94,530
Dell, Inc. (a)	1,770	40,427
EMC Corp. (a)	4,200	50,316
KLA-Tencor Corp.	470	20,901
		255,938
Telecommunications—2.3%
ALLTEL Corp.	735	40,792
Sprint Nextel Corp.	3,299	56,578
		97,370
Transportation—0.3%
Overseas Shipholding Group, Inc.	230	14,207
Total Common Stocks
(Identified cost $3,817,624)		4,236,451
Total Investments — 98.3%
(Identified cost $3,817,624) (b)		$4,236,451
Cash and Other Assets in Excess
of Liabilities—1.7%		72,117

Net Assets—100.0%		$4,308,568

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2006 (unaudited)

Description	Shares	Value
Lazard Retirement Small Cap Portfolio
Common Stocks—99.0%
Banking—9.9%
Bank of the Ozarks, Inc.	57,800	$1,957,686
BankUnited Financial Corp.,
Class A	33,100	862,917
First Community Bancorp	15,200	850,440
Franklin Bank Corp. (a)	40,900	813,092
MB Financial, Inc.	38,300	1,412,121
Provident Bankshares Corp.	37,800	1,400,490
Sterling Bancshares, Inc.	93,900	1,901,475
Texas Regional Bancshares, Inc.,
Class A	54,345	2,089,565
United Bankshares, Inc.	26,850	999,357
Wintrust Financial Corp.	26,700	1,339,005
		13,626,148

Building & Construction—2.6%
AMCOL International Corp.	29,600	737,336
Perini Corp. (a)	44,900	937,512
Texas Industries, Inc.	19,600	1,020,376
Watsco, Inc.	16,900	777,569
		3,472,793

Chemicals—0.8%
Westlake Chemical Corp.	33,300	1,065,933

Commercial Services—9.0%
Arbitron, Inc.	21,200	784,612
G & K Services, Inc.	46,600	1,697,638
John H. Harland Co.	33,400	1,217,430
Navigant Consulting, Inc. (a)	53,500	1,073,210
Rollins, Inc.	57,400	1,211,714
Tetra Tech, Inc. (a)	57,100	994,682
United Rentals, Inc. (a)	40,800	948,600
ValueClick, Inc. (a)	62,000	1,149,480
Waste Connections, Inc. (a)	30,800	1,167,628
Watson Wyatt Worldwide, Inc.	27,700	1,133,484
Wright Express Corp. (a)	39,500	950,370
		12,328,848

Computer Software—1.8%
Agile Software Corp. (a)	164,300	1,072,879
Secure Computing Corp. (a)	227,700	1,441,341
		2,514,220

Consumer Products—4.1%
Central Garden & Pet Co. (a)	18,300	883,158
Fossil, Inc. (a)	57,000	1,227,780
Matthews International Corp.,
Class A	28,800	1,060,128
Sealy Corp.	80,900	1,056,554
WMS Industries, Inc. (a)	46,000	1,343,660
		5,571,280

Drugs—0.8%
Sciele Pharma, Inc. (a)	56,400	1,062,576

Description	Shares	Value

Electric—1.3%
Cleco Corp.	71,300	$1,799,612

Energy Exploration &
Production—1.2%
Brigham Exploration Co. (a)	93,500	632,995
The Exploration Co. of Delaware (a)	101,744	973,690
		1,606,685

Energy Services—2.0%
Complete Production Services,
Inc.	34,200	675,108
Veritas DGC, Inc. (a)	11,100	730,602
W-H Energy Services, Inc. (a)	32,600	1,351,922
		2,757,632

Financial Services—2.5%
Evercore Partners, Inc., Class A	31,900	918,720
Waddell & Reed Financial, Inc.	98,900	2,447,775
		3,366,495

Food & Beverages—0.5%
Sanderson Farms, Inc.	21,600	698,976

Health Services—4.2%
BioScrip, Inc. (a)	94,700	285,994
Centene Corp. (a)	54,800	900,912
Five Star Quality Care, Inc. (a)	68,900	741,364
Hanger Orthopedic Group, Inc. (a)	128,300	844,214
inVentiv Health, Inc. (a)	41,000	1,313,230
LifePoint Hospitals, Inc. (a)	46,500	1,642,380
		5,728,094

Insurance—4.4%
Arch Capital Group, Ltd. (a)	19,800	1,257,102
Aspen Insurance Holdings, Ltd.	78,800	2,035,404
Bristol West Holdings, Inc.	61,400	893,370
RLI Corp.	36,800	1,869,072
		6,054,948

Leisure & Entertainment—4.8%
Bally Technologies, Inc. (a)	95,500	1,680,800
CBRL Group, Inc.	35,700	1,443,351
Live Nation, Inc. (a)	34,300	700,406
RARE Hospitality International,
Inc. (a)	43,200	1,320,192
Ruby Tuesday, Inc.	52,100	1,468,699
		6,613,448

Manufacturing—8.1%
Acuity Brands, Inc.	16,000	726,400
Applied Signal Technology, Inc.	70,800	1,050,672
Columbus McKinnon Corp. (a)	36,500	658,095
DRS Technologies, Inc.	13,750	600,463
Esterline Technologies Corp. (a)	17,200	580,672
Force Protection, Inc. (a)	69,200	579,204
Insteel Industries, Inc.	75,600	1,502,172
Kennametal, Inc.	21,200	1,200,980

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2006 (unaudited)

Description	Shares	Value
Lazard Retirement Small Cap Portfolio (concluded)
Knoll, Inc.	63,700	$1,286,740
Ladish Co., Inc. (a)	33,600	970,368
RBC Bearings, Inc. (a)	53,000	1,279,950
Regal-Beloit Corp.	15,200	661,200
		11,096,916

Medical Products—4.4%
Advanced Medical Optics, Inc. (a)	14,100	557,655
Encore Medical Corp. (a)	226,700	1,428,210
Pharmanet Development Group,
Inc. (a)	45,300	880,179
PSS World Medical, Inc. (a)	63,200	1,263,368
Symmetry Medical, Inc. (a)	59,800	902,382
Wright Medical Group, Inc. (a)	42,700	1,035,475
		6,067,269

Metals & Mining—3.7%
Cleveland-Cliffs, Inc.	36,200	1,379,582
Coeur d'Alene Mines Corp. (a)	149,100	702,261
NS Group, Inc. (a)	15,900	1,026,345
Oregon Steel Mills, Inc. (a)	27,900	1,363,473
RTI International Metals, Inc. (a)	14,000	610,120
		5,081,781

Real Estate—5.4%
Ashford Hospitality Trust	110,600	1,319,458
Brandywine Realty Trust	48,500	1,578,675
Cousins Properties, Inc.	43,500	1,488,135
Healthcare Realty Trust, Inc.	37,400	1,436,534
MFA Mortgage Investments, Inc.	209,400	1,560,030
		7,382,832

Retail—4.6%
Guitar Center, Inc. (a)	36,400	1,626,352
Pacific Sunwear of California, Inc. (a)	49,400	744,952
The Finish Line, Inc.	90,700	1,144,634
The Talbots, Inc.	24,000	654,000
The Timberland Co. (a)	24,900	716,373
Tractor Supply Co. (a)	29,700	1,433,322
		6,319,633

Semiconductors & Components—9.5%
Actel Corp. (a)	91,900	1,429,045
Benchmark Electronics, Inc. (a)	56,150	1,509,312
Coherent, Inc. (a)	49,700	1,722,602
CPI International, Inc.	78,700	1,036,479
Exar Corp. (a)	89,000	1,182,810
FARO Technologies, Inc. (a)	77,200	1,474,520
Integrated Device Technology,
Inc. (a)	102,300	1,642,938
Microsemi Corp. (a)	72,700	1,370,395
Plexus Corp. (a)	36,300	696,960
TTM Technologies, Inc. (a)	86,800	1,015,560
		13,080,621

Services—0.8%
Perot Systems Corp., Class A (a)	81,700	1,126,643

Description	Shares	Value

Technology Hardware—9.0%
Avocent Corp. (a)	48,200	$1,451,784
C-COR, Inc. (a)	127,100	1,090,518
Cognex Corp.	38,400	969,984
Emulex Corp. (a)	63,300	1,150,161
FEI Co. (a)	45,700	964,727
Ixia (a)	100,400	894,564
Komag, Inc. (a)	28,400	907,664
Powerwave Technologies, Inc. (a)	123,200	936,320
Rogers Corp. (a)	16,000	988,000
SafeNet, Inc. (a)	86,100	1,566,159
Varian Semiconductor Equipment
Associates, Inc. (a)	39,500	1,449,650
		12,369,531

Telecommunications—0.4%
Alaska Communications Systems
Group, Inc.	41,800	554,686

Transportation—3.2%
AirTran Holdings, Inc. (a)	97,700	969,184
American Commercial Lines, Inc. (a)	20,100	1,194,945
Hub Group, Inc., Class A (a)	33,400	760,852
Swift Transportation Co., Inc. (a)	62,150	1,474,198
		4,399,179

Total Common Stocks
(Identified cost $129,116,594)		135,746,779
	Principal
	Amount
	(000)
Repurchase Agreement—1.7%
State Street Bank and Trust Co.,
4.50%, 10/02/06
(Dated 09/29/06, collateralized by
$2,370,000 United States
Treasury Note, 4.875%, 07/31/11,
with a value of $2,420,363)
Proceeds of $2,369,888
(Identified cost $2,369,000)	$ 2,369	2,369,000

Total Investments — 100.7%
(Identified cost $131,485,594) (b)		$138,115,779

Liabilities in Excess of Cash and Other Assets—(0.7)%		(982,487)

Net Assets—100.0%		$137,133,292

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2006 (unaudited)

Description	Shares	Value
Lazard Retirement International Equity Portfolio
Common Stocks—98.2%
Belgium—1.7%
InBev NV	85,800	$4,719,194

Brazil—1.1%
Brasil Telecom Participacoes SA
ADR	64,200	1,929,852
Petroleo Brasileiro SA ADR	15,900	1,332,897
Total Brazil		3,262,749

Egypt—0.6%
Orascom Telecom Holding SAE
GDR	30,600	1,690,038

France—17.0%
Axa	138,723	5,110,150
BNP Paribas	59,300	6,373,784
France Telecom SA	266,300	6,105,771
Lafarge SA	20,769	2,678,269
Lagardere SCA	44,830	3,231,259
Sanofi-Aventis	77,480	6,889,973
Schneider Electric SA	27,463	3,059,670
Total SA	131,872	8,644,775
Vivendi SA	185,700	6,687,742
Total France		48,781,393

Germany—6.6%
Allianz AG	25,300	4,374,015
Bayerische Motoren Werke AG	75,400	4,034,466
Fresenius Medical Care AG & Co.
KGaA	21,994	2,854,070
KarstadtQuelle AG (a)	94,173	2,236,755
Volkswagen AG	63,666	5,417,992
Total Germany		18,917,298

India—0.5%
State Bank of India GDR	24,700	1,370,850

Ireland—2.5%
Bank of Ireland	212,058	4,142,188
CRH PLC	87,147	2,939,777
Total Ireland		7,081,965

Italy—7.4%
Banco Popolare di Verona e
Novara Scrl	125,477	3,463,476
Capitalia SpA	319,696	2,644,485
Enel SpA	548,350	4,997,806
Eni SpA	157,675	4,667,801
UniCredito Italiano SpA	657,372	5,450,190
Total Italy		21,223,758

Japan—19.5%
Daito Trust Construction Co., Ltd.	52,100	2,828,620
East Japan Railway Co.	358	2,504,620
Hoya Corp.	89,400	3,369,585
Keyence Corp.	9,700	2,234,701
Marui Co., Ltd.	79,800	1,168,629

Description	Shares	Value
Mitsubishi UFJ Financial Group,
Inc.	315	$4,055,393
Nidec Corp.	56,900	4,294,067
Nissan Motor Co., Ltd.	594,200	6,658,422
Nomura Holdings, Inc.	252,800	4,453,682
Sumitomo Mitsui Financial Group,
Inc.	500	5,251,345
Takeda Pharmaceutical Co., Ltd.	77,100	4,812,832
The Sumitomo Trust and Banking
Co., Ltd.	392,000	4,103,773
THK Co., Ltd.	92,800	2,192,962
Tokyo Gas Co., Ltd.	809,000	4,056,477
Yamada Denki Co., Ltd.	27,400	2,747,775
Yamato Holdings Co., Ltd.	66,000	955,355
Total Japan		55,688,238

Mexico—0.5%
Grupo Televisa SA Sponsored
ADR	72,000	1,530,720

Netherlands—1.6%
TNT NV	122,600	4,645,128

New Zealand—1.0%
Telecom Corp. of New Zealand,
Ltd.	958,300	2,721,682

Norway—0.9%
Statoil ASA	108,650	2,570,971

Russia—0.6%
Mobile TeleSystems Sponsored
ADR	45,500	1,718,535

South Korea—2.1%
Hyundai Motor Co., Ltd. GDR (a)	50,600	1,277,650
Kookmin Bank ADR	31,900	2,489,157
Samsung Electronics Co., Ltd.
GDR	6,500	2,281,500
Total South Korea		6,048,307

Spain—2.1%
Banco Bilbao Vizcaya Argentaria
SA	255,904	5,916,035

Sweden—0.9%
Telefonaktiebolaget LM Ericsson,
B Shares	749,000	2,595,957

Switzerland—10.5%
Compagnie Financiere Richemont
AG, A Shares	65,800	3,158,946
Credit Suisse Group	109,612	6,324,358
Julius Baer Holding, Ltd.	29,600	2,948,315
Nestle SA	12,344	4,292,024
Novartis AG	151,700	8,831,373
Zurich Financial Services AG	18,400	4,508,473
Total Switzerland		30,063,489

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2006 (unaudited)

Description	Shares	Value
Lazard Retirement International Equity Portfolio (concluded)
Turkey—0.7%
Turkcell Iletisim Hizmetleri AS
ADR	155,136	$2,063,309

United Kingdom—20.4%
BAE Systems PLC	531,200	3,921,890
BP PLC	487,920	5,304,409
Diageo PLC	309,975	5,463,035
Gallaher Group PLC	312,152	5,096,159
Imperial Tobacco Group PLC	154,580	5,139,712
ITV PLC	1,381,400	2,496,525
Lloyds TSB Group PLC	287,000	2,892,270
Marks & Spencer Group PLC	231,519	2,778,595
National Grid PLC	528,523	6,589,927
Northern Rock PLC	130,500	2,847,205
Old Mutual PLC	909,957	2,847,089
Reckitt Benckiser PLC	74,000	3,060,376
Tesco PLC	656,900	4,417,405
Vodafone Group PLC	2,446,966	5,587,818
Total United Kingdom		58,442,415
Total Common Stocks
(Identified cost $241,747,661)		281,052,031
	Principal
	Amount
	(000)
Repurchase Agreement—1.8%
State Street Bank and Trust Co.,
4.50%, 10/02/06
(Dated 09/29/06, collateralized by
$5,075,000 United States
Treasury Note, 4.875%, 07/31/11,
with a value of $5,182,844)
Proceeds $5,079,904
(Identified cost $5,078,000)	$ 5,078	5,078,000

Total Investments — 100.0%
(Identified cost $246,825,661) (b)		$286,130,031
Cash and Other Assets in Excess
of Liabilities—0.0%		125,732

Net Assets—100.0%		$286,255,763

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2006 (unaudited)

Description	Shares	Value
Lazard Retirement Emerging Markets Portfolio
Common Stocks—83.5%
Argentina—0.9%
Banco Macro SA ADR	47,500	$1,016,500

Brazil—7.9%
Brasil Telecom Participacoes SA
ADR	45,100	1,355,706
Companhia de Bebidas das
Americas ADR	1	40
Companhia de Concessoes
Rodoviarias	229,100	2,216,076
Grendene SA	69,300	545,845
Petroleo Brasileiro SA ADR	34,300	2,875,369
Souza Cruz SA	84,300	1,304,689
Ultrapar Participacoes SA
Sponsored ADR	54,800	972,152
Total Brazil		9,269,877

Chile—0.2%
Administradora de Fondos de
Pensiones Provida SA
Sponsored ADR	8,860	229,651

China—1.3%
CNOOC, Ltd. ADR	18,100	1,507,549

Egypt—4.4%
Eastern Tobacco	21,744	1,136,515
Orascom Construction Industries	50,269	2,198,308
Orascom Telecom Holding SAE	31,200	1,777,530
Total Egypt		5,112,353

Hong Kong—1.7%
China Netcom Group Corp. (Hong
Kong), Ltd.	379,000	678,987
Pacific Basin Shipping, Ltd.	2,064,000	1,184,007
Texwinca Holdings, Ltd.	148,300	96,872
Total Hong Kong		1,959,866

Hungary—1.7%
Gedeon Richter Ltd.	6,000	1,236,779
MOL Hungarian Oil and Gas	8,700	791,739
Total Hungary		2,028,518

India—6.6%
Hero Honda Motors, Ltd.	59,310	1,002,168
Hindustan Lever, Ltd.	162,100	906,948
Oil and Natural Gas Corp., Ltd.	44,682	1,137,360
Satyam Computer Services, Ltd.	100,782	1,799,922
State Bank of India	128,863	2,878,618
Total India		7,725,016

Indonesia—5.1%
PT Bank Mandiri Tbk	5,795,000	1,460,528
PT Telekomunikasi Indonesia Tbk
Sponsored ADR	84,900	3,069,984
PT United Tractors Tbk	2,132,400	1,398,485
Total Indonesia		5,928,997

Description	Shares	Value

Israel—3.3%
Bank Hapoalim BM	539,380	$2,548,429
Israel Chemicals, Ltd.	273,455	1,333,292
Total Israel		3,881,721

Kazakhstan—0.3%
KazMunaiGas Exploration
Production GDR (c)	24,200	354,288

Mexico—6.7%
Cemex SAB de CV Sponsored
ADR (a)	90,934	2,735,295
Desarrolladora Homex SA de CV
ADR (a)	37,990	1,434,502
Grupo Mexico SAB de CV, Series B	356,900	1,117,224
Grupo Televisa SA Sponsored
ADR	63,400	1,347,884
Kimberly-Clark de Mexico SAB de
CV	311,300	1,259,493
Total Mexico		7,894,398

Morocco—1.2%
Maroc Telecom	91,800	1,417,314

Peru—0.7%
Credicorp, Ltd.	19,400	814,412

Philippines—1.5%
Philippine Long Distance
Telephone Co. Sponsored ADR	40,500	1,764,180

Russia—3.3%
Evraz Group SA GDR	43,100	1,015,005
Mobile TeleSystems Sponsored
ADR	63,000	2,379,510
Trader Media East, Ltd. GDR	64,400	502,320
Total Russia		3,896,835

South Africa—6.5%
Aquarius Platinum, Ltd.	99,134	1,576,786
Edgars Consolidated Stores, Ltd.	485,955	1,876,721
Kumba Resources, Ltd.	54,700	929,488
Murray & Roberts Holdings, Ltd.	252,667	1,040,833
Sanlam, Ltd.	196,230	431,960
Steinhoff International Holdings,
Ltd.	551,303	1,782,048
Total South Africa		7,637,836

South Korea—15.9%
Hite Brewery Co., Ltd.	5,800	716,957
Hyundai Motor Co., Ltd.	7,750	663,233
Kangwon Land, Inc.	81,600	1,724,247
Kookmin Bank	47,190	3,719,360
KT Corp. Sponsored ADR	40,590	871,467
LG Electronics, Inc.	17,240	1,111,083
LG Household & Health Care,
Ltd.	7,765	612,012
Lotte Shopping Co., Ltd. GDR (a), (c)	81,500	1,424,620

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2006 (unaudited)

Description	Shares	Value
Lazard Retirement Emerging Markets Portfolio (concluded)
Samsung Electronics Co., Ltd.
GDR	5,700	$2,000,700
Samsung Electronics Co., Ltd.
GDR (c)	8,526	2,992,626
Shinhan Financial Group Co., Ltd.	36,320	1,636,607
SK Corp.	16,800	1,116,450
Total South Korea		18,589,362

Taiwan—8.9%
Advantech Co., Ltd.	365,388	1,052,088
Chinatrust Financial Holding Co.,
Ltd.	3,372,493	2,516,824
Chunghwa Telecom Co., Ltd.
ADR	16,116	278,968
Fubon Financial Holding Co., Ltd.	2,390,000	1,982,189
Hon Hai Precision Industry Co.,
Ltd.	376,506	2,292,196
Taiwan Semiconductor
Manufacturing Co., Ltd.	1,014,848	1,830,544
Taiwan Semiconductor
Manufacturing Co., Ltd.
Sponsored ADR	49,027	470,659
Total Taiwan		10,423,468

Thailand—0.9%
Kasikornbank PCL	344,500	632,446
Thai Union Frozen Products PCL	709,800	449,468
Total Thailand		1,081,914

Turkey—3.3%
Enka Insaat ve Sanayi AS	101,662	746,082
Turkcell Iletisim Hizmetleri AS	203,942	1,038,250
Turkcell Iletisim Hizmetleri AS
ADR	161,579	2,148,996
Total Turkey		3,933,328

United Kingdom—1.2%
Old Mutual PLC	434,600	1,359,784
Total Common Stocks
(Identified cost $81,197,728)		97,827,167

Preferred Stocks—10.4%
Brazil—9.5%
AES Tiete SA	40,100,000	1,062,068
Bradespar SA	60,100	2,009,793
Companhia de Bebidas das
Americas ADR	39,570	1,795,687
Companhia Vale do Rio Doce, A
Shares	144,900	2,691,095
Iochpe Maxion SA	98,200	716,485
Klabin SA	656,400	1,396,853
Telemar Norte Leste SA	71,242	1,503,268
Total Brazil		11,175,249

South Korea—0.9%
Hyundai Motor Co., Ltd.	20,350	1,032,013
Total Preferred Stocks
(Identified cost $11,807,165)		12,207,262

	Principal
	Amount
Description	(000)	Value

Repurchase Agreement—5.5%
State Street Bank and Trust Co.,
4.50%, 10/02/06
(Dated 09/29/06, collateralized by
$6,360,000 United States
Treasury Note, 4.875%, 07/31/11,
with a value of $6,495,150)
Proceeds of $6,368,387
(Identified cost $6,366,000)	$6,366	$6,366,000

Total Investments — 99.4%
(Identified cost $99,370,893) (b)		$116,400,429
Cash and Other Assets in Excess
of Liabilities—0.6%		728,626

Net Assets—100.0%		$117,129,055

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2006 (unaudited)

(a)	Non-income producing security.

(b)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation is as follows:

		Aggregate	Aggregate
		Gross	Gross	Net
	Aggregate	Unrealized	Unrealized	Unrealized
Portfolio	Cost	Appreciation	Depreciation	Appreciation
Retirement Equity	$3,817,624	$499,130	$80,303	$418,827
Retirement Small Cap	131,485,594	15,503,835	8,873,650	6,630,185
Retirement International Equity	246,825,661	44,474,581	5,170,211	39,304,370
Retirement Emerging Markets	99,370,893	19,072,871	2,043,335	17,029,536

(c)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.”

Security Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2006 (unaudited)

Portfolio holdings by industry (as percentage of net assets), for those Portfolios previously presented by country:

	Lazard	Lazard
	Retirement	Retirement
	International	Emerging
	Equity	Markets
	Portfolio	Portfolio
Industry
Agriculture	–%	1.1%
Alcohol & Tobacco	7.1	4.2
Automotive	6.1	2.3
Banking	19.0	13.3
Building & Construction	3.0	7.0
Computer Software	–	0.4
Consumer Products	2.2	3.8
Drugs	7.2	1.1
Electric	4.0	0.9
Energy Exploration & Production	–	2.3
Energy Integrated	7.8	5.2
Financial Services	4.6	4.8
Food & Beverages	1.5	0.4
Forest & Paper Products	–	2.3
Gas Utilities	1.4	–
Health Services	1.0	–
Insurance	4.9	–
Leisure & Entertainment	4.9	2.6
Manufacturing	4.0	1.8
Metals & Mining	–	8.0
Retail	4.7	3.3
Semiconductors & Components	2.0	7.1
Technology	1.5	1.5
Technology Hardware	0.9	2.0
Telecommunications	7.6	15.6
Transportation	2.8	2.9
Subtotal	98.2	93.9
Repurchase Agreements	1.8	5.5
Total Investments	100.0%	99.4%

Lazard Retirement Series, Inc.
Portfolios of Investments (concluded)
September 30, 2006 (unaudited)

Valuation of Investments—Market values for securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. exchanges or markets are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. The Fund values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last reported sales price except as described below; securities not traded on the valuation date are valued at the last quoted bid price.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors. The Valuation Committee of Lazard Asset Management LLC, the Fund’s investment manager, may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board of Directors, or its designee, instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.LazardNet.com as well as on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.	Controls and Procedures.

(a)           The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

            Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	November 28, 2006

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	November 28, 2006